Operating Segments and Geographic Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Net sales	¥ 1,884,991	¥ 1,981,763	¥ 1,843,127
Segment profit	215,173	263,070	241,795
Corporate expenses and elimination	(1,161)	(4,407)	(6,823)
Assets	2,517,857	2,320,529	2,149,137
Total profit	214,012	258,663	234,972
Depreciation and amortization	88,005	89,015	88,442
Impairment loss on long-lived assets	1,907	3,106	5,142
Capital investment	136,962	122,038	97,738
Other operating income (expenses), net	(503)	786	(6,901)
Operating income	211,602	256,343	222,929
Interest and dividend income	4,277	3,776	4,493
Interest expense	(8,236)	(7,784)	(6,475)
Other, net	(3,040)	(2,726)	(1,138)
Income before income taxes and equity in earnings of affiliated companies	204,603	249,609	219,809
Construction, Mining and Utility Equipment Segment
Segment Reporting Information [Line Items]
Net sales	1,679,579	1,744,273	1,618,081
Segment profit	208,951	246,291	220,830
Assets	2,195,232	1,965,406	1,859,004
Depreciation and amortization	78,589	80,521	80,780
Impairment loss on long-lived assets	1,153	2,330	4,969
Capital investment	127,706	115,518	92,049
Construction, Mining and Utility Equipment Segment | Revenues From External Customers
Segment Reporting Information [Line Items]
Net sales	1,677,049	1,739,348	1,615,689
Construction, Mining and Utility Equipment Segment | Intersegment Elimination
Segment Reporting Information [Line Items]
Net sales	2,530	4,925	2,392
Industrial Machinery and Others Segment
Segment Reporting Information [Line Items]
Net sales	216,291	251,139	238,354
Segment profit	6,222	16,779	20,965
Assets	282,342	278,232	270,736
Depreciation and amortization	9,416	8,494	7,662
Impairment loss on long-lived assets	754	776	173
Capital investment	9,256	6,520	5,689
Industrial Machinery and Others Segment | Revenues From External Customers
Segment Reporting Information [Line Items]
Net sales	207,942	242,415	227,438
Industrial Machinery and Others Segment | Intersegment Elimination
Segment Reporting Information [Line Items]
Net sales	8,349	8,724	10,916
Corporate Eliminations
Segment Reporting Information [Line Items]
Net sales	(10,879)	(13,649)	(13,308)
Assets	¥ 40,283	¥ 76,891	¥ 19,397